UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       Form 13F

                   Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment  (    );   Amendment Number:
This Amendment  (Check only one.):    (     )   is a restatement.
                                      (     )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Commonfund Asset Management Company, Inc.
Address:  15 Old Danbury Road
          P. O. Box 812
          Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael H. Strauss
Title:   Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:   203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss          Wilton, CT                11/9/09
(Signature)                    (City, State)              (Date)

Report Type   (Check only one.):

(     )       13F HOLDINGS REPORT. (Check here if all holdings of this
              reporting manager are reported in this report.)

(     )       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(  X  )       13F COMBINATION REPORT.   (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.         Form 13F File Number      Name of Sub-adviser

1           28-05508                  Aronson + Johnson + Ortiz
2           28-03121                  David M. Knott
3           28-06035                  D.G. Capital Management, Inc.
4           28-02602                  Edgewood Management Company
5           28-11312                  F&C Management Ltd.
6           28-01185                  Frontier Capital Management Co.
7           28-04981                  Goldman Sachs Asset Management
8           28-2013                   Harris Associates, L.P.
9           28-10706                  IronBridge Capital Management
10          801-39502                 Jarislowsky Fraser Ltd.
11          28-11937                  JP Morgan Investment Management, Inc.
12          28-12154                  Levin Capital Securities, LP
13          28-06748                  Marsico Asset Management, LLC
14          28-04632                  Martingale Asset Management
15          28-1399                   Southeastern Asset Management, Inc.
16          28-01693                  Steinberg Asset Management, LLC
17          28-00620                  The Boston Company Asset Management, LLC
18          28-02927                  Water Street Capital Inc.
19          28-517                    Wellington Management Company, LLP

              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        1

Form 13F Information Table Entry Total:                   1

Form 13F Information Table Value Total:                $573
                                                    (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:

No.          Form 13F File Number          Name of Sub-adviser

1            None                          Odey Asset Management LLP

                                                  Form 13(f) Information Table
Column 1         Column 2    Column 3    Column 4         Column 5                 Column 6      Column 7           Column 8
Name of          Title of    Cusip        Value      Shares or  Shares/   Put/    Investment     Other           Voting Authority
Issuer           Class                   (x$1000)    PRN Amt.   PRN       Call    Discretion     Managers     Sole   Shared   None

YAMANA GOLD INC  COM         98462Y100     573        53,500                      Defined        Yes           x
